Income taxes - Reconciliation of Reported Income Taxes in the Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net earnings (losses)	$ 2,926	$ 2,892
Add back income taxes	967	1,044
Earnings before income taxes	$ 3,893	$ 3,936
Applicable statutory tax rate	26.80%	26.80%
Income taxes computed at applicable statutory rates	$ (1,043)	$ (1,055)
Non-taxable portion of gains (losses) on investments	4	(1)
Uncertain tax positions	91	16
Change in estimate relating to prior periods	0	2
Non-taxable portion of equity losses	(18)	(26)
Previously unrecognized tax benefits	0	15
Other	(1)	5
Total income taxes	$ (967)	$ (1,044)
Average effective tax rate	24.80%	26.50%